Disclosures on equity - Reserves in Equity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous equity [abstract]
Reserve for currency exchange conversion	$ (4,921)	$ (8,042)	$ (7,913)
Reserve for cash flow hedges	(930)	(14,575)	(34,025)
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income	122,294	(10,973)	(11,146)
Reserve for actuarial gains or losses in defined benefit plans	(13,454)	(9,198)	(4,174)
Other reserves	11,881	11,663	13,103
Total	$ 114,870	$ (31,125)	$ (44,155)	$ 7,432